LENDING ACTIVITIES (Details 3) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Changes in the allowance for losses on Mortgage and other loans receivable
Allowance at the beginning of the year	$ 878	$ 2,444	$ 1,680
Loans charged off	(125)	(354)	(564)
Recoveries of loans previously charged off	38	8	54
Net charge-offs	(87)	(346)	(510)
Provision for loan losses	4	369	1,010
Other	(55)	(1,531)	468
Reclassified to Assets of businesses held for sale		(58)	(204)
Allowance at the end of the period	740	878	2,444
Commercial mortgages
Changes in the allowance for losses on Mortgage and other loans receivable
Allowance at the beginning of the year	470	432	3
Loans charged off	(78)	(217)	(82)
Recoveries of loans previously charged off	37
Net charge-offs	(41)	(217)	(82)
Provision for loan losses	(69)	342	422
Other	(55)	(34)	89
Reclassified to Assets of businesses held for sale		(53)
Allowance at the end of the period	305	470	432
Allowance related to individually assessed credit losses	65	476
Commercial mortgage loans	110	739
Other Loans
Changes in the allowance for losses on Mortgage and other loans receivable
Allowance at the beginning of the year	408	2,012	1,677
Loans charged off	(47)	(137)	(482)
Recoveries of loans previously charged off	1	8	54
Net charge-offs	(46)	(129)	(428)
Provision for loan losses	73	27	588
Other		(1,497)	379
Reclassified to Assets of businesses held for sale		(5)	(204)
Allowance at the end of the period	$ 435	$ 408	$ 2,012